Fixed Assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Balance at the beginning	€ 28,892	€ 30,087
Additions	17,241	2,763
Disposals		(943)
Accretion of interest	(2,218)	(1,729)
Payments	(6,439)	(4,913)
Foreign currency translation	174	169
Balance at the end	42,086	28,892
Current	4,980	3,469
Non-current	€ 37,106	€ 25,423